Credit Risk - Measurement uncertainty - Scenario probability weighting (Details)	Jun. 30, 2021	Dec. 31, 2020
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	19.60%	20.20%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	24.50%	24.20%
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	26.40%	24.70%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	16.90%	15.50%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	12.60%	15.40%